                                   FORM N-SAR
                                 ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:    //        (a)
         or fiscal year ending:     12/31/99 (b)
Is this a transition report (Y/N)   N
                                   ---

Is this an amendment to a previous filing (Y/N)    N
                                                  ---

Those items or sub-items with a box "/ /" after the item number should be completed only if the answer has changed from the previous filing on this form.



1.    A.   Registrant Name:    Separate Account VUL of The American Franklin
                               Life Insurance Company

      B.   File Number:  811-5794

      C.   Telephone Number:  (217) 528-2011


2.    A.   Street:  #1 Franklin Square

      B:   City:  Springfield       C.  State:  IL   D.  Zip Code:     62713    Zip Ext:  0001

      E.   Foreign Country:                                            Foreign Postal Code:


3.    Is this the first filing on this form by Registrant? (Y/N)                        N
                                                                    ----------------------------------------

4.    Is this the last filing on this form by Registrant? (Y/N)                         N
                                                                --------------------------------------------

5.    Is Registrant a small business investment company (SBIC)? (Y/N)                   N
      [If answer is "Y"(Yes), complete only items 89 through 110.]   ---------------------------------------

6.    Is Registrant a unit investment trust (UIT)? (Y/N)                                Y
      [If answer is "Y" (Yes) complete only items 111 through 132.]   --------------------------------------



                                       01
                                                                 SEC 2100(10-94)

For period ending December 31, 1999
                  -----------------

File number 811-5794
            --------

UNIT INVESTMENT TRUSTS

111.  A.  -      Depositor Name:__________________________________________________

      B.  -      File Number (If any):______________________

      C.  -      City:______________ State:__________ Zip Code:_________ Zip Ext.:______

          -      Foreign Country:__________________ Foreign Postal Code:_______________

111.  A.  -      Depositor Name:___________________________________________________

      B.  -      File Number (If any):_________________________

      C.  -      City:_______________ State:__________ Zip Code:_________ Zip Ext.______

          -      Foreign Country:_________________ Foreign Postal Code:_________________


112.  A.  -      Sponsor Name:_____________________________________________________

      B.  -      File Number (If any):______________________

      C.  -      City:_______________State:___________Zip Code:________Zip Ext.:________

                 Foreign Country:_______________________Foreign Postal Code:____________

      A.  -      Sponsor Name:______________________________________________________

      B.  -      File Number (If any)____________________________

      C.  -      City:_______________ State: ___________ Zip Code:_______ Zip Ext.:____

          -      Foreign Country:_________________ Foreign Postal Code:_________________


For period ending December 31, 1999
                  -----------------

File number 811-5794
            --------

113.  A.  -      Trustee Name:____________________________________________________

      B.  -      City:_______________ State:__________ Zip Code: ______ Zip Ext.:______

          -      Foreign Country:________________ Foreign Postal Code:_________________

113.  A.  -      Trustee Name:____________________________________________________

      B.  -      City:_______________ State:__________ Zip Code: ______ Zip Ext.:______

          -      Foreign Country:________________ Foreign Postal Code:_________________


114.  A.  -      Principal Underwriter Name: ________________________________________

      B.  -      File Number: 8-_______________

      C.  -      City:_______________ State:__________ Zip Code:_______ Zip Ext.:______

          -      Foreign Country:___________________ Foreign Postal Code:_____________

114.  A.  -      Principal Underwriter Name: ________________________________________

      B.  -      File Number: 8-_______________

      C.  -      City:_______________ State:__________ Zip Code:_______ Zip Ext.:______

          -      Foreign Country:___________________ Foreign Postal Code:_____________

115.  A.  -      Independent Public Accountant Name:___________________________________

      B.  -      City:_______________ State:__________ Zip Code:________ Zip Ext.:______

          -      Foreign Country:______________________ Foreign Postal Code:___________

115.  A.  -      Independent Public Accountant Name:____________________________________

      B.  -      City:_______________ State:__________ Zip Code:________ Zip Ext.:______

          -      Foreign Country:______________________ Foreign Postal Code:___________



For period ending December 31, 1999
                  -----------------

File number 811-5794
            ---------

116. Family of investment companies information:

      A.  -      Is Registrant part of a family of investment companies? (Y/N)_________ _____
                                                                                          Y/N

      B.  -      Identify the family in 10 letters: _ _ _ _ _ _ _ _ _ _
                 (NOTE: In filing this form, use this identification consistently for all investment companies  in family.  This  designation  is for  purposes  of this form only.)


117.  A.  -      Is Registrant a separate account of an insurance company? (Y/N) ________  _____
                                                                                            Y/N


      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

      B.  -      Variable annuity contracts? (Y/N) ____________________________    ________
                                                                                      Y/N

      C.  -      Scheduled premium variable life contracts? (Y/N) _________________  ________
                                                                                       Y/N

      D.  -      Flexible premium variable life contracts? (Y/N) ___________________  _______
                                                                                        Y/N

      E.  -      Other types of insurance products registered under the Securities Act of
                 1933? (Y/N) ________     ________
                                            Y/N


118.      -      State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933___________________________________


119.      -      State the number of new series for which registration statements under the Securities
                 Act of 1933 became effective during the period _______________________________________


120.      -      State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted) ________________________________ $________

121.      -      State the number of series for which a current prospectus was in existence at the end of the period ________________________________  ________

122.      -      State the number of existing series for which additional units were registered under the
                 Securities Act of 1933 during the current period__________________________ _____________


For period ending December 31, 1999
                  -----------------

File number 811-5794
            --------

123.      -      State the total value of the additional units considered in
                 answering item 122 ($000's omitted)____________________________                $1,457
                                                                                                --------

124.      -      State the total value of units of prior series that were
                 placed in the portfolios of subsequent series during the
                 current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's
                 omitted)__________________________________________                             $_______

125.      -      State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's
                 principal underwriter and any underwriter which is an
                 affiliated person of the principal underwriter during the
                 current period solely from the sale of units of all series of
                 Registrant ($000's omitted)_____________________________________               $_______

126.             Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
                 Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
                 subsequent series.) ($000's omitted)___________________________                $_______


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):




                                                                 Number of    Total Assets     Total Income
                                                                  Series         ($000's      Distributions
                                                                 Investing      omitted)     ($000's omitted)
                                                               -------------- -------------- -----------------
A.      U.S. Treasury direct issue _____________________       _________      $________      $_________

B.      U.S. Government agency______________________           _________      $________      $________

C.      State and municipal tax-free ___________________       _________      $________      $________

D.      Public utility debt ___________________________        _________      $________      $________

E.      Brokers  or  dealers  debt  or debt  of  brokers'  or
        dealers' parent ______________________________         _________      $________      $________

F.      All other corporate intermed. & long-term debt ____    _________      $________      $________

G.      All other corporate short-term debt _____________      _________      $________      $________

H.      Equity securities of brokers or dealers or parents of
        brokers or dealers ___________________________         _________      $________      $________


For period ending   December 31, 1999
                    -----------------

File number 811-5794
            --------



                                                                 NUMBER OF    TOTAL ASSETS     TOTAL INCOME
                                                                  SERIES         ($000'S      DISTRIBUTIONS
                                                                 INVESTING      OMITTED)     ($000'S OMITTED)
                                                               -------------- -------------- ----------------
I.      Investment company equity securities ___________         __________   $__________    $___________


J.      All other equity securities _____________________            1        $23,570        $4,395
                                                                 __________    __________     ___________

K.      Other securities _____________________________           __________   $__________    $___________

L.      Total assets of all series of registrant_____________        1        $23,570        $4,395
                                                                 __________    __________     ___________


For period ending December 31, 1999
                  -----------------

File number 811-5794
            --------

128.      -      Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?
                 (Y/N)________________________________________________________          ______
                 [If answer is "N" (No), go to item 131.]                                Y/N


129.      -      Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the
                 end of the current period? (Y/N)                                       ______
                 [If answer is "N" (No), go to item 131.]                                Y/N


130.      -      In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129
                 derived from insurance or guarantees? (Y/N)__________________          ______
                                                                                         Y/N

131.      -      Total expenses incurred by all series of Registrant during              $164
                 the current reporting period ($000's  omitted)_______________          ______



132.      -      List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

                 811-__________


For period ending 12/31/99

File number 811-5794




This report is signed on behalf of the Registrant, Separate Account VUL of The American Franklin Life Insurance Company, in the City of Springfield and State of Illinois on this 24 day of February, 2000.




                                                SEPARATE ACCOUNT VUL OF THE
                                                AMERICAN FRANKLIN LIFE INSURANCE
                                                COMPANY
                                                BY: THE AMERICAN FRANKLIN LIFE
                                                    INSURANCE COMPANY, DEPOSITOR

                                                    By:   /s/ Barbara J. Fossum
                                                       -------------------------
                                                          Barbara J. Fossum
                                                          Senior Vice President


Witness       /s/ Elizabeth E. Arthur
        ---------------------------------
              Elizabeth E. Arthur
              Assistant Secretary










                                 PAGE NUMBER 52